INCOME TAX - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Beginning balance	$ 0	$ 28	$ 339
Decrease due to lapses in statute of limitations	0	(26)	(312)
Exchange difference	0	(2)	1
Ending balance	$ 0	$ 0	$ 28